RELATED PARTY TRANSACTIONS (Schedule of Related Party Transactions) (Details) - USD ($) $ in Thousands		Mar. 31, 2021		Jan. 31, 2021	May 31, 2020	Mar. 31, 2020		Jan. 31, 2020
Disclosure of transactions between related parties [line items]
Due from related parties		$ 847				$ 1,519
New Pacific Metals Corp ("NUAG") [Member]
Disclosure of transactions between related parties [line items]
Due from related parties	[1]	59				94
Henan Non-ferrous [Member]
Disclosure of transactions between related parties [line items]
Due from related parties		769	[2]	$ 744	$ 1,423	1,425	[2]	$ 1,436
Whitehorse Gold Corp. ("WHG") [Member]
Disclosure of transactions between related parties [line items]
Due from related parties	[3]	$ 19

[1]	The Company recovers costs for services rendered to NUAG and expenses incurred on behalf of NUAG pursuant to a services and administrative costs reallocation agreement. During the year ended March 31, 2021, the Company recovered $644 (year ended March 31, 2020 - $530), from NUAG for services rendered and expenses incurred on behalf of NUAG. The costs recovered from NUAG were recorded as a direct reduction of general and administrative expenses on the consolidated statements of income.
[2]	In January 2020, Henan Found advanced a loan of $1,436 (RMB10 million) to Henan Non-ferrous. The loan has a term of four months and bears an interest rate of 4.35% per annum. In May 2020, the loan, including accumulated interest, of $1,423 (RMB10.1 million) was repaid in full.
[3]	The Company recovers costs for services rendered to WHG and expenses incurred on behalf of WHG pursuant to a services and administrative costs reallocation agreement. During the year ended March 31, 2021, the Company recovered $89 (year ended March 31, 2020 - $nil), from WHG for services rendered and expenses incurred on behalf of WHG. The costs recovered from WHG were recorded as a direct reduction of general and administrative expenses on the consolidated statements of income.